Related Parties (Activity in Loans to Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, beginning of year	$ 870	$ 1,376
Loans granted	751	16
Repayments of loans	(264)	(522)
Balance, end of year	1,357	870
Related party deposits	$ 14,900	$ 9,000